Related Party Transactions (Details Narrative) - USD ($)	Feb. 20, 2018	Feb. 05, 2018	Jan. 15, 2018
Weadock Employment Agreement [Member]
Number of restricted common stock	300,000
Director Compensation Agreement [Member]
Number of restricted common stock	240,000
Ms. Sandra Fowler [Member]
Agreement expire date			Jan. 15, 2019
Employee annual compensation			$ 48,000
Number of restricted common stock			200,000
Ms. Sandra Fowler [Member] | Employment Agreement [Member]
Sale of equity securities			$ 1,000,000
Ms. Sandra Fowler [Member] | Employment Agreement [Member] | After 90 Days [Member]
Employee annual compensation			$ 65,000
Dr. Coleman and Benjamin Coleman [Member]
Number of common stock shares returned and canceled		3,280,470
Mr. Daniel Weadock [Member]
Employee annual compensation	$ 100,000
Number of restricted common stock	1,584,202
Capitalization cost	$ 2,000,000